Putnam
Research
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-00

[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Research Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 15, 2000


Report from the Fund Managers

Putnam Global Equity
Research Team

We are pleased to report that Putnam Research Fund delivered strong competitive results in the first half of fiscal year 2000. The fund's 11.78% total return for class A shares at net asset value was more than double the return of the S&P 500 Index, the fund's unmanaged benchmark, over the same period.

Total return for 6 months ended 1/31/00

     Class A         Class B          Class C          Class M
   NAV     POP     NAV     CDSC     NAV     CDSC     NAV     POP
---------------------------------------------------------------------------
  11.78%   5.37%  11.33%   6.33%   11.39%  10.39%   11.48%   7.57%
---------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.


* STRATEGY REMAINS FOCUSED ON INDIVIDUAL STOCKS

Your fund is designed to provide long-term capital appreciation with a portfolio that combines the stock recommendations of Putnam's more than 40 global equity analysts. These analysts recommend stocks for every Putnam equity portfolio, but only Putnam Research Fund consists solely of stocks that the analysts have singled out as their best ideas. Many Putnam analysts have hands-on experience in the industries they cover, bringing a sharper perspective to their work. All travel extensively as part of their research, and together they visit thousands of companies around the globe each year.

During the semiannual period, we faced an uncertain investment environment, with fears of Y2K-related disruptions, rising interest rates, and heady stock valuations in the United States. Market volatility appeared to reach new extremes, with major indexes experiencing gains and losses of 1% or more daily. Volatility notwithstanding, we maintained a firm commitment to our strategy, identifying and recommending stocks that we believed offered the potential for attractive returns over the long term.

* TECHNOLOGY DOMINATES THE MARKET

Technology drives the pace of business today, and many of the fund's top-performing holdings continue to be in technology-related fields. As our world grows smaller and moves faster, advanced communications tools compress the business cycle for today's most efficient companies. Thorough research is critical when investing in today's fast-moving economy. Most business niches can support only a few players and the market determines these leaders more quickly than ever before.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Technology                 29.5%

Financial                  17.9%

Health care                12.4%

Consumer staples           11.2%

Communications
services                    5.9%

Footnote reads:
*Based on net assets as of 1/31/00. Holdings will vary over time.


Nokia, up 115% for the six-month period, is rapidly becoming one of the world's premier telecommunications providers. The company sells mobile phones and an array of data communications services to individuals and businesses around the globe. Another holding, AT&T Corp.'s Liberty Media Group, has become one of the world's largest media conglomerates through sheer financial might. Liberty Media, up 38% during the period, offers programming services in all available media formats in addition to wireless communications and high-speed Internet access. VERITAS Software, which has gained 197% since we purchased it, is a leader in advanced data storage. The company's products provide protection against data loss and file corruption as well as the ability to back up data distributed on large network systems without interrupting users. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

"Thorough research is critical when investing in today's fast-moving economy. Most business niches can support only a few players and the market determines these leaders more quickly than ever before."

-- Thomas R. Haslett, Putnam Global Equity Group


* BIOTECHNOLOGY SHINES

The biotech rally that began in 1999 continued into 2000, with some portfolio holdings returning more than 100% during the period covered by this report. Over the past 8 years, this industry has matured, with more companies developing multiple products rather than being dependent on just one, and an increase in mergers and acquisitions. These changes have appealed to investors. U.S. demographics point to the continued strength of the health-care industry. Every 7 seconds, another baby boomer reaches age 50, and as the population ages, the demand for innovative drugs and treatments is likely to rise.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Microsoft Corp.
Technology

General Electric Co.
Conglomerates

Intel Corp.
Technology

Exxon Mobil Corp.
Energy

SBC Communications, Inc.
Communications services

Bell Atlantic Corp.
Communications services

Bank of America Corp.
Financial

Johnson & Johnson
Health care

American International Group, Inc.
Financial

Warner-Lambert Co.
Health care

Footnote reads:
These holdings represent 27.5% of the fund's net assets as of 1/31/00. Portfolio holdings will vary over time.


One of our top-performing biotech stocks during the period was Immunex Corp., up 121%. Immunex is a biopharmaceutical company that discovers, develops, manufactures, and markets innovative products for the treatment of cancer, infectious diseases, and immunological disorders. Another standout was Genentech, up 92% since its purchase. Genentech uses human genetic information to discover, develop, manufacture, and market pharmaceutical products. A third stellar performer was MedImune, Inc., up 75%. MedImune develops and markets products for the prevention and treatment of infectious diseases and for use in transplants. (We took profits on Immunex and MedImune during the period.)

Of course, not every stock produced such strong results. With a portfolio of more than 70 holdings, there are bound to be a few that fail to live up to our expectations and deliver returns that detract from the fund's overall performance. For example, a change in a company's fundamentals can cause its share price to fall. In some cases, we used the opportunity to increase the fund's shares in the company. In others, we acknowledge our mistaken assumptions and move forward.


The decision to sell

Although we pride ourselves on thorough fundamental research, there are times when even our best picks do not pan out as planned. When possible, we try to anticipate these disappointments and remove stocks from the portfolio before they fall too far, as was the case with Coca-Cola Enterprises. The bottling company pushed through a price increase and encountered unexpected opposition from supermarkets. When sales volumes declined more than expected, we cut our losses and looked for better opportunities.

In other cases in which we see a short-term disappointment in an otherwise solid company, we may use a stock's price weakness as an opportunity to buy more shares. This happened with SBC Communications, a leading telecommunications service provider. The company announced a $6 billion investment to provide broadband access to its subscribers. In our view, the capital expenditure plan held promise over the long term, but it would most likely result in a short-term dilution of earnings. Investors chose to focus on the latter. As the stock fell, we added to the fund's shares, confident in the view that SBC's investment in broadband will ultimately help cement its position as a leader in the telecommunications industry.


* STOCK PICKER'S MARKET

In the months ahead, we expect volatility will continue to dominate the investment landscape. Although the market broadened somewhat in 1999, there was a shrinking group of companies in most sectors that exhibited above-average returns. For some stocks, valuations remain at expensive levels by traditional measures. Only those companies that can sustain revenue and profit growth over an extended period of time justify these valuations. The stakes are high because a fall from grace has severe consequences for one's stock price. In other words, we face a true stock picker's market. Against this background, we believe your fund will continue to do what it does best: distill the best ideas from Putnam's Global Equity Research Group into a single portfolio designed to deliver above-average performance over the long term.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/00, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Research Fund is designed for investors seeking capital appreciation primarily through common stock investments.




TOTAL RETURN FOR PERIODS ENDED 1/31/00

                      Class A            Class B            Class C             Class M
(inception dates)    (10/2/95)          (6/15/98)           (2/1/99)           (6/15/98)
                   NAV       POP      NAV       CDSC      NAV      CDSC      NAV       POP
---------------------------------------------------------------------------------------------
6 months          11.78%     5.37%   11.33%     6.33%    11.39%   10.39%    11.48%     7.57%
---------------------------------------------------------------------------------------------
1 year            17.29     10.52    16.34     11.34     16.60    15.60     16.71     12.64
---------------------------------------------------------------------------------------------
Life of fund     181.14    164.94   170.62    168.62    172.28   172.28    174.96    165.42
Annual average    26.96     25.23    25.85     25.63     26.03    26.03     26.31     25.29
---------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/00

                                    S&P 500               Consumer
                                     Index              price index
---------------------------------------------------------------------------
6 months                              5.59%                1.44%
---------------------------------------------------------------------------
1 year                               10.35                 2.67
---------------------------------------------------------------------------
Life of fund                        156.98                10.38
Annual average                       24.31                 2.30
---------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/00

                          Class A       Class B     Class C      Class M
-----------------------------------------------------------------------------
Distributions (number)       1             1           1            1
-----------------------------------------------------------------------------
Income                       --            --          --           --
-----------------------------------------------------------------------------
Capital gains
  Long-term               $0.141        $0.141      $0.141       $0.141
-----------------------------------------------------------------------------
  Short-term               0.882         0.882       0.882        0.882
-----------------------------------------------------------------------------
  Total                   $1.023        $1.023      $1.023       $1.023
-----------------------------------------------------------------------------
Share value:            NAV     POP       NAV         NAV      NAV     POP
-----------------------------------------------------------------------------
7/31/99               $16.60  $17.61    $16.46      $16.55   $16.51  $17.11
-----------------------------------------------------------------------------
1/31/00                17.51   18.58     17.28       17.39    17.36   17.99
-----------------------------------------------------------------------------




TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                      Class A            Class B             Class C            Class M
(inception dates)    (10/2/95)          (6/15/98)           (2/1/99)           (6/15/98)
                   NAV       POP      NAV       CDSC      NAV      CDSC      NAV       POP
---------------------------------------------------------------------------------------------
6 months          13.70%     7.15%   13.20%     8.20%    13.19%   12.19%    13.42%     9.47%
---------------------------------------------------------------------------------------------
1 year            27.57     20.27    26.55     21.55     26.69    25.69     26.92     22.46
---------------------------------------------------------------------------------------------
Life of fund     193.02    176.14   182.21    180.21    183.87   183.87    186.68    176.73
Annual average    28.78     27.00    27.65     27.44     27.83    27.83     28.12     27.06
---------------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. It assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




The fund's portfolio
January 31, 2000 (Unaudited)

COMMON STOCKS (99.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Basic Materials (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            219,800  Avery Dennison Corp.                                                                   $   14,891,450
            293,100  Sealed Air Corp. (NON)                                                                     16,450,238
            847,700  Smurfit-Stone Container Corp. (NON)                                                        16,795,056
                                                                                                            --------------
                                                                                                                48,136,744

Capital Goods (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            557,200  Boeing Co.                                                                                 24,690,925

Communication Services (5.9%)
--------------------------------------------------------------------------------------------------------------------------
            620,800  Bell Atlantic Corp.                                                                        38,450,800
            968,235  SBC Communications, Inc.                                                                   41,755,132
            100,500  Telephone and Data Systems, Inc.                                                           10,452,000
                                                                                                            --------------
                                                                                                                90,657,932

Conglomerates (5.2%)
--------------------------------------------------------------------------------------------------------------------------
            420,400  General Electric Co.                                                                       56,070,850
            555,100  Tyco International Ltd. (NON)                                                              23,730,525
                                                                                                            --------------
                                                                                                                79,801,375

Consumer Cyclicals (3.4%)
--------------------------------------------------------------------------------------------------------------------------
            456,600  Lowe's Cos., Inc.                                                                          20,375,775
            576,500  Wal-Mart Stores, Inc. (NON)                                                                31,563,375
                                                                                                            --------------
                                                                                                                51,939,150

Consumer Staples (11.2%)
--------------------------------------------------------------------------------------------------------------------------
            136,000  AMFM, Inc. (NON)                                                                           10,608,000
            456,500  AT&T Corp.- Liberty Media (NON)                                                            23,338,563
            176,600  CBS Corp. (NON)                                                                            10,297,988
            168,900  CheckFree Holdings Corp. (NON)                                                              9,965,100
            257,300  Clear Channel Communications, Inc. (NON)                                                   22,224,288
            241,300  Comcast Corp. Class A (NON)                                                                11,099,800
            579,200  CVS Corp.                                                                                  20,235,800
            207,000  Interpublic Group Cos. Inc. (NON)                                                           9,522,000
            104,900  Omnicom Group, Inc.                                                                         9,827,817
            250,200  Time Warner, Inc.                                                                          20,000,363
            254,100  Viacom, Inc. Class B (NON)                                                                 14,070,788
            188,500  Young & Rubicam, Inc.                                                                      10,155,438
                                                                                                            --------------
                                                                                                               171,345,945

Energy (5.3%)
--------------------------------------------------------------------------------------------------------------------------
            497,300  Baker Hughes, Inc.                                                                         12,246,013
            330,700  Burlington Resources Inc.                                                                  10,603,069
            686,500  Conoco, Inc.                                                                               16,004,031
            517,996  Exxon Mobil Corp.                                                                          43,252,666
                                                                                                            --------------
                                                                                                                82,105,779

Financial (17.9%)
--------------------------------------------------------------------------------------------------------------------------
            284,100  American General Corp.                                                                     17,454,394
            320,600  American International Group, Inc. (NON)                                                   33,382,475
            566,600  Associates First Capital Corp.                                                             11,332,000
            758,700  Bank of America Corp.                                                                      36,749,531
            433,200  Capital One Financial Corp.                                                                17,761,200
            774,800  Charter One Financial, Inc.                                                                15,060,175
            572,500  Citigroup, Inc.                                                                            32,882,969
            295,300  Comerica, Inc.                                                                             13,048,569
          1,338,339  Firstar Corp. (NON)                                                                        31,952,842
             23,600  M & T Bank Corp.                                                                            9,699,600
            417,500  Paine Webber Group Inc.                                                                    16,047,656
            232,200  Providian Financial Corp.                                                                  19,591,875
            344,500  Zions Bancorp                                                                              20,368,563
                                                                                                            --------------
                                                                                                               275,331,849

Health Care (12.4%)
--------------------------------------------------------------------------------------------------------------------------
            385,200  Baxter International, Inc.                                                                 24,604,650
            143,700  Genentech, Inc. (NON)                                                                      20,189,850
            406,700  Johnson & Johnson                                                                          35,001,619
            156,500  PE Corp.-PE Biosystems Group (NON)                                                         23,435,875
            493,200  Pharmacia & Upjohn, Inc.                                                                   23,180,400
            701,100  Schering-Plough Corp.                                                                      30,848,400
            350,500  Warner-Lambert Co.                                                                         33,275,594
                                                                                                            --------------
                                                                                                               190,536,388

Technology (29.5%)
--------------------------------------------------------------------------------------------------------------------------
            193,300  ADC Telecommunications Inc. (NON)                                                          12,745,719
            417,500  America Online, Inc. (NON)                                                                 23,771,406
            148,000  Apple Computer, Inc. (NON)                                                                 15,355,000
            120,900  Applied Materials, Inc. (NON)                                                              16,593,525
            277,200  Computer Associates International, Inc.                                                    19,040,175
            107,500  Corning Inc.                                                                               16,581,875
            637,200  Dell Computer Corp. (NON)                                                                  24,492,375
            273,000  Electronic Data Systems Corp.                                                              18,461,625
            260,300  Gateway, Inc. (NON)                                                                        15,927,106
            257,500  Hewlett-Packard Co.                                                                        27,874,375
            474,100  Intel Corp. (NON)                                                                          46,906,269
            173,100  Lexmark International Group, Inc. Class A (NON)                                            16,314,675
            164,000  LSI Logic Corp. (NON)                                                                      13,407,000
            593,800  Microsoft Corp. (NON)                                                                      58,118,175
            239,000  Motorola, Inc.                                                                             32,683,250
             88,400  Nokia Corp. ADR (Finland)                                                                  16,177,200
            270,100  Nortel Networks Corp. (Canada) (NON)                                                       25,828,314
            987,900  Parametric Technology Corp. (NON)                                                          21,178,106
            155,000  QUALCOMM, Inc.                                                                             19,685,000
             77,400  VERITAS Software Corp. (NON)                                                               11,290,725
                                                                                                            --------------
                                                                                                               452,431,895

Transportation (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            660,300  Burlington Northern Santa Fe Corp.                                                         15,888,469

Utilities (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            539,300  El Paso Energy Corp.                                                                       17,392,425
            698,300  Entergy Corp.                                                                              17,413,856
            277,000  Williams Cos., Inc.                                                                        10,733,750
                                                                                                            --------------
                                                                                                                45,540,031
                                                                                                            --------------
                     Total Common Stocks (cost $1,404,429,633)                                              $1,528,406,482

SHORT-TERM INVESTMENTS (0.6%) (a) (cost $9,250,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $ 9,250,000  Interest in $565,613,000 joint repurchase agreement dated January 31, 2000 with Morgan (J.P.) & Co., Inc.
                       due February 1, 2000 with respect to various U.S.
                       Treasury obligations -- maturity value of $9,251,459
                       for an effective yield of 5.68%                                                      $    9,250,000
                                                                                                            --------------
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,413,679,633) (b)                                            $1,537,656,482
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,535,896,541.

  (b) The aggregate identified cost on a tax basis is $1,418,332,055, resulting in gross unrealized appreciation and depreciation of $203,907,235 and $84,582,808, respectively, or net unrealized appreciation of $119,324,427.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,413,679,633) (Note 1)                                        $1,537,656,482
-----------------------------------------------------------------------------------------------
Cash                                                                                        714
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                              765,832
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                9,937,951
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       15,879,103
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                1,172
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,564,241,254

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     21,539,354
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            3,528,239
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,123,834
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              138,344
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             6,468
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,495
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  843,457
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  163,522
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    28,344,713
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,535,896,541

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,355,484,189
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                             (2,665,744)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                59,101,247
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          123,976,849
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,535,896,541

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($683,875,191 divided by 39,060,172 shares)                                              $17.51
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $17.51)*                                  $18.58
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($732,030,558 divided by 42,354,539 shares)**                                            $17.28
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class C share
($64,970,670 divided by 3,736,924 shares)**                                              $17.39
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($55,020,122 divided by 3,169,993 shares)                                                $17.36
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $17.36)*                                  $17.99
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                         $   6,223,190
-----------------------------------------------------------------------------------------------
Interest                                                                                292,816
-----------------------------------------------------------------------------------------------
Total investment income                                                               6,516,006

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,768,245
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          933,320
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        13,601
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         11,793
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   714,342
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 3,027,045
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   238,529
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   179,706
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               67
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  66,102
-----------------------------------------------------------------------------------------------
Registration fees                                                                       103,097
-----------------------------------------------------------------------------------------------
Auditing                                                                                 12,954
-----------------------------------------------------------------------------------------------
Legal                                                                                     5,842
-----------------------------------------------------------------------------------------------
Postage                                                                                 105,066
-----------------------------------------------------------------------------------------------
Other                                                                                   129,259
-----------------------------------------------------------------------------------------------
Total expenses                                                                        9,308,968
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (127,218)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          9,181,750
-----------------------------------------------------------------------------------------------
Net investment loss                                                                  (2,665,744)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     89,056,989
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                          97,420
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                         54,667,004
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             143,821,413
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $141,155,669
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                               $  (2,665,744) $   (1,711,150)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                     89,154,409      49,808,576
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           54,667,004      69,807,335
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                141,155,669     117,904,761
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (34,762,869)       (886,819)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (37,359,407)       (903,792)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (3,121,131)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (2,839,707)        (80,348)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   428,095,448     764,851,437
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        491,168,003     880,885,239

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,044,728,538     163,843,299
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $2,665,744 and $--, respectively)                             $1,535,896,541  $1,044,728,538
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                        January 31                                                         Oct. 2, 1995+
operating performance                            (Unaudited)                    Year ended July 31                   to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     2000             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $16.60           $13.49           $13.58            $9.75            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  --(c)           .02(c)           .02(c)(d)        .10(d)           .09(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  1.93             3.15             2.03             4.52             1.21
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.93             3.17             2.05             4.62             1.30
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --             (.08)            (.09)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.02)            (.06)           (2.06)            (.70)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.02)            (.06)           (2.14)            (.79)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $17.51           $16.60           $13.49           $13.58            $9.75
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              11.78*           23.57(e)         18.00(e)         49.62(e)         15.28*(e)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $683,875         $475,954          $90,282          $11,509           $6,619
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .53*            1.08             1.04(d)          1.00(d)           .86*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            (.01)*            .10              .28(d)           .82(d)           .92*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              88.95*          126.14           129.01           119.20            80.74*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending July 31, 1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and $0.05 per share, respectively.

(e) Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended            Year         For the period
Per-share                                                                          January 31          ended        June 15, 1998+
operating performance                                                              (Unaudited)        July 31         to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $16.46           $13.49           $13.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                (.07)            (.11)            (.01)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    1.91             3.14              .50
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.84             3.03              .49
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                        --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                        (1.02)            (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (1.02)            (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $17.28           $16.46           $13.49
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                11.33*           22.53(e)          3.77*(e)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $732,031         $494,452          $66,317
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .91*            1.83              .26*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                              (.38)*           (.66)            (.12)*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                88.95*          126.14           129.01
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending July 31, 1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and $0.05 per share, respectively.

(e) Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended      For the period
Per-share                                                                                           January 31     Feb. 1, 1999+
operating performance                                                                               (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        2000             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $16.55           $15.81
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                                 (.07)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     1.93              .79
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   1.86              .74
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                         (1.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                    (1.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $17.39           $16.55
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                 11.39*            4.68*(e)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $64,971          $31,963
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .91*             .91*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                               (.39)*           (.35)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 88.95*          126.14
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending July 31, 1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and $0.05 per share, respectively.

(e) Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended            Year        For the period
Per-share                                                                          January 31          ended       June 15, 1998+
operating performance                                                              (Unaudited)        July 31        to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $16.51           $13.49           $13.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                (.04)            (.06)            (.01)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    1.91             3.14              .50
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.87             3.08              .49
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                        --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                        (1.02)            (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (1.02)            (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $17.36           $16.51           $13.49
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                11.48*           22.90(e)          3.77*(e)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $55,020          $42,359           $7,244
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .78*            1.58              .23*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                              (.25)*           (.40)            (.08)*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                88.95*          126.14           129.01
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending July 31, 1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and $0.05 per share, respectively.

(e) Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.



Notes to financial statements
January 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Research Fund ("the fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in common stocks.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments are stated at fair market value, following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2000, the fund had no borrowings against the line of credit.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $8,843. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The base fee is subject to a performance adjustment based on the investment performance of the fund compared to changes in the value of the Standard & Poor's 500 ("S&P 500") composite Stock Price Index. Performance will be calculated for these purposes at the beginning of each fiscal quarter, for the thirty-six month period immediately preceding such quarter or the life of the fund, if shorter. The applicable base fee will be increased or decreased for each calendar quarter by an incentive payment or penalty at the annual rate of 0.01% of the fund's average net assets for each 1% increment by which the fund outperforms or under performs the S&P 500 in excess of 3.0%, subject to a maximum increase or decrease of 0.07% of average net assets. As of January 31, 2000, the management fee has been increased by the maximum of 0.07% at each tier.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For six months ended January 31, 2000, fund expenses were reduced by $127,218 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,781 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at annual rates up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter, received net commissions of $549,384 and $21,822 from the sale of class A and class M shares, respectively and $462,725 and $8,454 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $5,612 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2000, purchases and sales of investment securities other than short-term investments aggregated $1,468,558,908 and $1,119,052,521, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     12,259,559       $210,877,165
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,952,291         33,442,733
-----------------------------------------------------------------------------
                                                14,211,850        244,319,898

Shares
repurchased                                     (3,823,047)       (66,019,616)
-----------------------------------------------------------------------------
Net increase                                    10,388,803       $178,300,282
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     26,408,659       $397,013,773
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       58,245            880,850
-----------------------------------------------------------------------------
                                                26,466,904        397,894,623

Shares
repurchased                                     (4,485,828)       (67,855,299)
-----------------------------------------------------------------------------
Net increase                                    21,981,076       $330,039,324
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     13,136,795       $222,750,959
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,036,238         34,473,504
-----------------------------------------------------------------------------
                                                15,173,033        257,224,463

Shares
repurchased                                     (2,854,123)       (48,565,879)
-----------------------------------------------------------------------------
Net increase                                    12,318,910       $208,658,584
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     27,970,416       $417,009,888
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       57,453            896,930
-----------------------------------------------------------------------------
                                                28,027,869        417,906,818

Shares
repurchased                                     (2,909,682)       (44,577,274)
-----------------------------------------------------------------------------
Net increase                                    25,118,187       $373,329,544
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,824,978        $31,167,208
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      152,278          2,593,298
-----------------------------------------------------------------------------
                                                 1,977,256         33,760,506

Shares
repurchased                                       (171,308)        (2,937,166)
-----------------------------------------------------------------------------
Net increase                                     1,805,948        $30,823,340
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,987,362        $32,284,383
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,987,362         32,284,383

Shares
repurchased                                        (56,386)          (925,968)
-----------------------------------------------------------------------------
Net increase                                     1,930,976        $31,358,415
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        835,643        $14,293,274
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      162,864          2,767,064
-----------------------------------------------------------------------------
                                                   998,507         17,060,338

Shares
repurchased                                       (394,862)        (6,747,096)
-----------------------------------------------------------------------------
Net increase                                       603,645        $10,313,242
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,469,280        $36,684,699
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        5,391             79,877
-----------------------------------------------------------------------------
                                                 2,474,671         36,764,576

Shares
repurchased                                       (445,333)        (6,640,422)
-----------------------------------------------------------------------------
Net increase                                     2,029,338        $30,124,154
-----------------------------------------------------------------------------


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Research Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA067 58957 2AQ/2JK/2JL/2JM 3/00